LINE OF CREDIT (Details Textuals)	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 SVB Loan Agreement Line of Credit USD ($)	Sep. 30, 2012 RBC Credit Agreement Line of Credit USD ($)	Sep. 30, 2012 RBC Credit Agreement Line of Credit CAD
Line of Credit Facility [Line Items]
Line of credit			$ 10,000,000		200,000
Outstanding balance on the line of credit			4,600,000	167,000
Annual Interest Rate			7.50%	4.50%	4.50%
Annual interest rate, Additional percentage				1.50%	1.50%
Availability under the line of credit			2,700,000
Interest expense for the lines of credit, including amortization of deferred financing costs	$ 251,000	$ 289,000